American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Equity ETF (ESGA)
November 30, 2023

Sustainable Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.6%
Lockheed Martin Corp.	2,274	1,018,229
Air Freight and Logistics — 0.9%
FedEx Corp.	1,029	266,336
United Parcel Service, Inc., Class B	7,786	1,180,436
		1,446,772
Automobile Components — 0.8%
Aptiv PLC(1)	15,400	1,275,736
Automobiles — 1.2%
Tesla, Inc.(1)	8,577	2,059,166
Banks — 3.0%
Bank of America Corp.	47,417	1,445,744
JPMorgan Chase & Co.	16,590	2,589,367
Regions Financial Corp.	60,216	1,004,403
		5,039,514
Beverages — 1.3%
PepsiCo, Inc.	13,424	2,259,125
Biotechnology — 2.2%
AbbVie, Inc.	13,037	1,856,338
Amgen, Inc.	4,376	1,179,945
Vertex Pharmaceuticals, Inc.(1)	1,820	645,754
		3,682,037
Broadline Retail — 3.1%
Amazon.com, Inc.(1)	35,813	5,231,921
Building Products — 1.4%
Johnson Controls International PLC	28,289	1,493,659
Masco Corp.	13,708	830,020
		2,323,679
Capital Markets — 4.4%
Ameriprise Financial, Inc.	3,014	1,065,479
BlackRock, Inc.	1,859	1,396,537
Intercontinental Exchange, Inc.	7,124	810,996
Morgan Stanley	28,880	2,291,339
S&P Global, Inc.	4,140	1,721,536
		7,285,887
Chemicals — 2.0%
Air Products & Chemicals, Inc.	5,063	1,369,795
Ecolab, Inc.	4,020	770,754
Linde PLC	3,125	1,293,031
		3,433,580
Communications Equipment — 1.1%
Cisco Systems, Inc.	37,744	1,826,055
Consumer Finance — 0.5%
American Express Co.	5,289	903,203
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	1,890	1,120,279
Kroger Co.	21,570	954,904
Sysco Corp.	21,467	1,549,273
Target Corp.	8,389	1,122,532
		4,746,988

Containers and Packaging — 0.5%
Ball Corp.	14,060	777,377
Distributors — 0.6%
LKQ Corp.	22,237	990,214
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	51,144	1,960,350
Electric Utilities — 1.4%
NextEra Energy, Inc.	39,296	2,299,209
Electrical Equipment — 1.1%
Eaton Corp. PLC	7,542	1,717,238
Generac Holdings, Inc.(1)	1,740	203,702
		1,920,940
Electronic Equipment, Instruments and Components — 1.9%
CDW Corp.	7,692	1,622,089
Keysight Technologies, Inc.(1)	10,976	1,491,529
		3,113,618
Energy Equipment and Services — 1.2%
Schlumberger NV	39,743	2,068,226
Entertainment — 1.0%
Electronic Arts, Inc.	4,709	649,889
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,981	317,090
Walt Disney Co.(1)	8,004	741,891
		1,708,870
Financial Services — 3.0%
Mastercard, Inc., Class A	4,696	1,943,346
Visa, Inc., Class A	12,208	3,133,549
		5,076,895
Food Products — 0.8%
Mondelez International, Inc., Class A	18,170	1,291,160
Ground Transportation — 1.2%
Uber Technologies, Inc.(1)	8,233	464,177
Union Pacific Corp.	6,735	1,517,193
		1,981,370
Health Care Equipment and Supplies — 0.7%
Dexcom, Inc.(1)	2,435	281,291
Intuitive Surgical, Inc.(1)	2,859	888,692
		1,169,983
Health Care Providers and Services — 3.8%
Cigna Group	5,900	1,550,992
CVS Health Corp.	18,012	1,223,916
UnitedHealth Group, Inc.	6,357	3,515,230
		6,290,138
Hotels, Restaurants and Leisure — 1.0%
Airbnb, Inc., Class A(1)	3,083	389,506
Chipotle Mexican Grill, Inc.(1)	191	420,630
Starbucks Corp.	8,383	832,432
		1,642,568
Household Products — 1.3%
Colgate-Palmolive Co.	8,276	651,900
Procter & Gamble Co.	10,107	1,551,627
		2,203,527
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	6,745	1,321,480
Industrial REITs — 1.6%
Prologis, Inc.	22,728	2,612,129

Insurance — 2.2%
Marsh & McLennan Cos., Inc.	6,730	1,342,096
MetLife, Inc.	9,149	582,151
Prudential Financial, Inc.	10,501	1,026,788
Travelers Cos., Inc.	4,147	749,031
		3,700,066
Interactive Media and Services — 6.2%
Alphabet, Inc., Class A(1)	55,501	7,355,548
Meta Platforms, Inc., Class A(1)	9,081	2,970,849
		10,326,397
IT Services — 2.2%
Accenture PLC, Class A	5,686	1,894,234
International Business Machines Corp.	10,848	1,720,059
		3,614,293
Life Sciences Tools and Services — 3.2%
Agilent Technologies, Inc.	13,233	1,691,177
Danaher Corp.	7,713	1,722,390
Thermo Fisher Scientific, Inc.	3,775	1,871,494
		5,285,061
Machinery — 2.3%
Cummins, Inc.	5,170	1,158,907
Deere & Co.	2,152	784,210
Parker-Hannifin Corp.	2,381	1,031,402
Xylem, Inc.	7,578	796,675
		3,771,194
Oil, Gas and Consumable Fuels — 2.8%
ConocoPhillips	21,741	2,512,607
EOG Resources, Inc.	17,455	2,148,187
		4,660,794
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	23,040	1,137,715
Eli Lilly & Co.	1,649	974,625
Merck & Co., Inc.	15,447	1,583,009
Novo Nordisk A/S, ADR	11,595	1,180,835
Zoetis, Inc.	7,253	1,281,387
		6,157,571
Semiconductors and Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.(1)	16,887	2,046,029
Analog Devices, Inc.	6,850	1,256,153
Applied Materials, Inc.	8,982	1,345,324
ASML Holding NV, NY Shares	664	454,017
GLOBALFOUNDRIES, Inc.(1)	5,882	315,804
NVIDIA Corp.	11,097	5,190,067
		10,607,394
Software — 12.5%
Adobe, Inc.(1)	997	609,177
Cadence Design Systems, Inc.(1)	6,009	1,642,079
Microsoft Corp.	40,865	15,484,157
Salesforce, Inc.(1)	7,896	1,989,002
ServiceNow, Inc.(1)	702	481,390
Workday, Inc., Class A(1)	2,473	669,491
		20,875,296
Specialized REITs — 0.6%
Equinix, Inc.	1,219	993,497

Specialty Retail — 3.2%
CarMax, Inc.(1)	6,688	427,631
Home Depot, Inc.	8,682	2,721,720
TJX Cos., Inc.	19,096	1,682,548
Tractor Supply Co.	2,681	544,270
		5,376,169
Technology Hardware, Storage and Peripherals — 5.4%
Apple, Inc.	47,769	9,073,722
Textiles, Apparel and Luxury Goods — 0.6%
Deckers Outdoor Corp.(1)	1,501	996,619
TOTAL COMMON STOCKS (Cost $144,945,829)		166,398,019
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $462,941)	462,941	462,941
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $145,408,770)		166,860,960
OTHER ASSETS AND LIABILITIES — 0.1%		183,984
TOTAL NET ASSETS — 100.0%		$167,044,944

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.